UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

211 N. Broadway, Suite 2080  St.Louis   MO  63102

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400  Broadview Heights  OH  44147

 (Name and address of agent for service)

Registrant's telephone number, including area code: (314) 725-6161

Date of fiscal year end: August 31

Date of reporting period: February 29, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Sparrow Growth Fund

Class A

(SGFFX)

Class C

(SGFCX)

No-Load Class

(SGNFX)

Semi-Annual Report

February 29, 2020

 (Unaudited)

Fund Advisor:

Sparrow Capital Management, Inc.

211 N. Broadway, Suite 2080

St. Louis, Missouri 63102

Toll Free: (888) 727-3301

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.sparrowcapital.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

SPARROW GROWTH FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 29, 2020 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Per the fee tables in the December 31, 2019 prospectus, the Fund’s total annual operating expense ratios were 2.10%, 2.60% and 1.60% for Class A, Class C, and No-Load Class shares, respectively.  Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases, and a maximum contingent deferred sales charge of 1.00% on redemptions made within 18 months of purchase (only on purchases of $1 million or more).

Sectors are categorized using Morningstar® classifications.  Portfolio composition is subject to change.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2020 (UNAUDITED)

Shares		Value

COMMON STOCKS - 100.06%

Arrangement of Transportation of Freight & Cargo - 1.00%
14,840	CryoPort, Inc. *	$ 247,828

Biological Products (No Diagnostic Substances) - 4.97%
5,840	Acceleron Pharma, Inc. *	501,831
3,275	Adaptive Biotechnologies Corp. *	92,028
7,970	Aeri Pharmaceuticals, Inc. *	139,475
2,850	Neurocrine Biosciences, Inc. *	269,895
7,600	Twist Bioscience Corp. *	232,712
		1,235,941
Cable & Other Pay Television Services - 1.40%
3,050	Roku, Inc. Class A *	346,694

Electromedical & Electrotherapeutic Apparatus - 1.63%
5,250	AxoGen, Inc. *	64,995
14,000	Biolife Solutions, Inc. *	198,100
9,010	TransMedics Group, Inc. *	141,457
		404,552
Electronic Components & Accessories - 0.85%
1,330	Universal Display Corp.	211,191

Food & Kindred Products - 0.34%
935	Beyond Meat, Inc. *	83,823

Hospital & Medical Service Plans - 0.66%
5,350	Trupanion, Inc. *	164,459

In Vitro & In Vivo Diagnostics Substances - 0.85%
13,160	Immunomedics, Inc. *	210,560

Insurance Agents Brokers & Services - 1.21%
5,550	Goosehead Insurance, Inc. Class A *	301,032

Laboratory Analytical Instruments - 1.73%
2,030	10x Genomics, Inc. Class A *	161,791
10,885	Accelerate Diagnostics, Inc. *	139,437
5,600	Quanterix Corp. *	127,736
		428,964
Loan Brokers - 0.97%
870	LendingTree, Inc. *	239,963

Medicinal Chemicals & Botanical Products - 0.44%
4,710	Canopy Growth Corp. (Canada) *	88,454

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2020 (UNAUDITED)

1,360	Tilray, Inc. Class 2 *	19,625
108,079

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

Shares		Value

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.36%
415	Align Technology, Inc. *	$ 90,615

Pharmaceutical Preparations - 13.50%
11,260	Acadia Pharmaceuticals, Inc. *	481,252
10,200	Adamas Pharmaceuticals, Inc. *	46,512
3,785	Agios Pharmaceuticals, Inc. *	179,712
790	Alnylam Pharmaceuticals, Inc. *	92,951
12,010	Amarin Corp., Plc. ADR *	176,187
18,575	Amicus Therapeutics, Inc. *	177,298
4,695	Clovis Oncology, Inc. *	35,353
19,830	Flexion Therapeutics, Inc. *	313,116
1,355	GW Pharmaceuticals, Plc. ADR *	138,630
1,045	Heron Therapeutics, Inc. *	19,489
2,345	Intercept Pharmaceuticals, Inc. *	215,599
5,310	Karyopharm Therapeutics, Inc. *	86,765
13,870	Omeros Corp. *	165,192
8,280	Portola Pharmaceuticals, Inc. *	83,711
5,680	PTC Therapeutics, Inc. *	311,491
11,060	Radius Health, Inc. *	232,924
1,710	Sarepta Therapeutics, Inc. *	195,744
15,900	Stemline Therapeutics, Inc. *	95,718
3,755	Ultragenyx Pharmaceutical, Inc. *	210,580
430	Vertex Pharmaceuticals, Inc. *	96,333
		3,354,557
Real Estate Agents & Managers (For Others) - 0.64%
16,560	EXP World Holdings, Inc. *	158,314

Retail - Auto Dealers & Gasoline Stations - 2.20%
6,585	Carvana Co. Class A *	545,962

Retail - Catalog & Mail-Order Houses - 0.94%
80	Amazon.com, Inc. *	150,700
1,305	Wayfair, Inc. Class A *	82,489
		233,189
Retail - Eating & Drinking Places - 1.29%
8,115	Luckin Coffee, Inc. ADR *	321,029

Semiconductors & Related Devices - 1.79%
11,460	Catalyst Semiconductor, Inc. *	173,275
5,560	Enphase Energy, Inc. *	272,273
		445,548

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

Services - Business Services - 6.24%
1,320	Alibaba Group Holding Ltd. ADR *	$ 274,560
770	Global Payments, Inc.	141,657
2,240	GrubHub, Inc. *	107,766
3,070	Healthequity, Inc. *	217,939
3,060	Lyft, Inc. Class A *	116,647
7,445	Tabula Rasa Healthcare, Inc. *	418,186
4,915	Zillow Group, Inc. Class A *	273,618
		1,550,373
Services - Commercial Physical & Biological Research - 1.00%
3,075	Exact Sciences Corp. *	248,921

Services - Computer Processing & Data Preparation - 5.75%
4,070	CarGurus, Inc. Class A *	103,744
1,240	Proofpoint, Inc. *	132,246
2,930	RingCentral, Inc. Class A *	690,748
1,100	Workday, Inc. Class A *	190,575
6,400	Yext, Inc. *	97,024
2,710	Zendesk, Inc. *	214,930
		1,429,267
Services - Computer Programming Services - 0.82%
3,930	Zscaler, Inc. *	204,321

Services - Computer Programming, Data Processing, Etc. - 6.63%
45	Alphabet, Inc. Class A *	60,266
2,125	Facebook, Inc. Class A *	408,999
1,840	Livongo Health, Inc.*	46,018
3,240	Pluralsight, Inc. Class A *	57,769
8,530	SNAP, Inc. Class A *	120,870
2,045	The Trade Desk, Inc. Class A *	587,426
1,795	Wix.com Ltd. (Israel) *	240,584
1,200	Zoom Video Communications, Inc. Class A *	126,000
		1,647,932
Services - Management Services - 0.20%
5,300	Evolent Health, Inc. Class A *	48,972

Services - Medical Laboratories - 2.37%
5,500	CareDx, Inc. *	128,205
3,530	Guardant Health, Inc. *	306,969
7,520	Invitae Corp. *	153,258
		588,432
Services - Miscellaneous Business Services - 0.97%
5,370	Sea., Ltd. ADR *	241,972

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

Services - Motion Picture & Video Tape Productions - 0.28%
8,310	GAIA, Inc. Class A *	$ 70,053

Services - Offices & Clinics of Doctors of Medicine - 1.72%
3,425	Teladoc, Inc. *	427,988

Services - Prepackaged Software - 25.35%
375	Adobe Systems, Inc. *	129,420
3,740	Alteryx, Inc. Class A *	522,179
3,300	AppFolio, Inc. Class A *	405,801
3,590	Blackline, Inc. *	224,626
9,167	Cloudera, Inc. *	81,586
3,340	Coupa Software, Inc. *	500,165
3,930	DocuSign, Inc. *	339,198
1,440	Hubspot, Inc. *	258,408
3,850	Instructure, Inc. *	187,726
1,375	MongoDB, Inc. Class A *	209,688
1,290	New Relic, Inc. *	72,576
3,810	Okta, Inc. Class A *	487,909
1,665	Paycom Software, Inc. *	470,612
1,745	Paylocity Holding Corp. *	226,012
5,280	Red Violet, Inc. *	126,984
925	Salesforce.com, Inc. *	157,620
1,025	ServiceNow, Inc. *	334,242
1,390	Shopify, Inc. Class A (Canada) *	644,001
7,060	Smartsheet, Inc. Class A *	326,878
4,875	Square, Inc. Class A *	406,234
1,670	Twilio, Inc. Class A *	188,109
		6,299,974
Services - Video Tape Rental - 2.52%
1,990	Netflix, Inc. *	734,370

Surety Insurance - 0.37%
3,960	NMI Holdings, Inc. Class A *	92,426

Surgical & Medical Instruments & Apparatus - 8.63%
6,340	Axonics Modulation Technologies, Inc. *	224,721
1,875	Inspire Medical Systems, Inc. *	161,006
2,260	iRadimed Corp. *	53,653
2,725	iRhythm Technologies, Inc. *	236,993
5,800	Novocure Ltd. (Channel Islands) *	421,950
4,650	ShockWave Medical, Inc. *	186,651

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

710	Silk Road Medical, Inc. *	28,294
4,010	Tactile Systems Technology, Inc. *	202,144
8,425	Tandem Diabetes Care, Inc. *	629,011
		2,144,423

The accompanying notes are an integral part of these financial statements.

Shares		Value

TOTAL FOR COMMON STOCKS (Cost $16,648,198) - 100.06%		$24,861,724

MONEY MARKET FUND - 0.32%
80,261	Fidelity Investments Money Market Funds - Gov't Porfolio Class I - 1.46% **	80,261
TOTAL FOR MONEY MARKET FUND (Cost $80,261) - 0.32%		80,261

TOTAL INVESTMENTS (Cost $16,728,459) - 100.38%		24,941,985

LIABILITIES LESS OTHER ASSETS - (0.38)%		(94,419)

NET ASSETS - 100.00%		$24,847,566

* Non-income producing securities during the period.

** Variable rate security; the money market rate shown represents the seven day yield on February 29, 2020.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 29, 2020 (UNAUDITED)

Assets:
Investments in Securities, at Fair Value (Cost $16,728,459)	$ 24,941,985
Cash	3,000
Receivables:
Interest	178
Prepaid Expenses	18,009
Total Assets	24,963,172
Liabilities:
Payables:
Advisory Fees	20,645
Shareholder Redemptions	38,852
Trustee Fees	245
Distribution Fees	39,914
Other Accrued Expenses	15,950
Total Liabilities	115,606
Net Assets	$ 24,847,566

Net Assets Consist of:
Paid In Capital	$ 17,123,346
Distributable Earnings	7,724,220
Net Assets	$ 24,847,566

Class A:

Net Assets	$ 10,847,910

Shares outstanding (unlimited number of shares authorized with no par value)	400,290

Net Asset Value	$ 27.10

Offering Price Per Share ($27.10/ 94.25%) (Note 2)	$ 28.75

Short-term Redemption Price Per Share ($27.10 x 0.99) *	$ 26.83

Class C:

Net Assets	$ 2,714,862

Shares outstanding (unlimited number of shares authorized with no par value)	107,431

Net Asset Value, Redemption Price and Offering Price Per Share	$ 25.27

No Load Class:

Net Assets	$ 11,284,794

Shares outstanding (unlimited number of shares authorized with no par value)	429,503

Net Asset Value, Redemption Price and Offering Price Per Share	$ 26.27

SPARROW GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 29, 2020 (UNAUDITED)

* The Fund charges a 1.00% contingent deferred sales charge ("CDSC") on certain Class A   shares redeemed within 18 months of purchase if the shares were purchased without  an initial sales charge because they were purchases of $1 million or more or purchases  by qualified retirement plans with at least 200 eligible employees. See Note 2 for further analysis.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

STATEMENT OF OPERATIONS

For the Six Months Ended February 29, 2020 (UNAUDITED)

Investment Income:
Dividends (Net of foreign taxes withheld $0)	$ 571
Interest	523
Total Investment Income	1,094

Expenses:
Advisory Fees (Note 4)	115,746
Distribution and/or Service (12b-1) Fees (Class A - $25,991;	47,423
Class C - $13,440; No Load Class - $7,992) (Note 4)
Transfer Agent Fees	4,829
Legal Fees	13,286
Accounting Fees	13,740
Audit Fees	8,532
Compliance Fees	3,282
Insurance Fees	313
Custody Fees	5,078
Miscellaneous Fees	2,395
Registration Fees	13,940
Trustee Fees	696
Printing and Mailing Fees	1,372
Total Expenses	230,632

Net Investment Loss	(229,538)

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	59,769
Net Change in Unrealized Appreciation on Investments	1,264,038
Net Realized and Unrealized Loss on Investments	1,323,807

Net Increase in Net Assets Resulting from Operations	$ 1,094,269

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/29/2020	8/31/2019
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (229,538)	$ (443,644)
Net Realized Gain on Investments	59,769	320,015
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,264,038	(1,409,244)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,094,269	(1,532,873)

Distributions to Shareholders from:
Distributions	(318,156)	(1,014,711)
Net Change in Net Assets from Distributions	(318,156)	(1,014,711)

Capital Share Transactions:
Proceeds from Sale of Shares
Class A	256,547	1,869,177
Class C	244,853	1,233,155
No Load Class	1,365,773	2,716,280
Reinvestment of Shares
Class A	135,114	451,081
Class C	30,324	105,250
No Load Class	137,382	422,150
Cost of Shares Redeemed
Class A	(278,433)	(1,805,137)
Class C	(411,016)	(337,195)
No Load Class	(563,506)	(1,545,526)
Net Increase from Shareholder Activity	917,038	3,109,235

Net Assets:
Net Increase in Net Assets	1,693,151	561,651
Beginning of Period	23,154,415	22,592,764
End of Period	$ 24,847,566	$ 23,154,415

Share Transactions:
Shares Sold
Class A	9,824	68,998
Class C	9,485	50,890
No Load Class	51,713	106,256
Reinvestment of Shares
Class A	5,126	23,654
Class C	1,232	5,880
No Load Class	5,379	22,905
Shares Redeemed
Class A	(10,630)	(70,603)
Class C	(16,393)	(13,422)
No Load Class	(22,657)	(60,618)
Net Increase in Shares	33,079	133,940

SPARROW GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND - CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	2/29/2020		8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015

Net Asset Value, at Beginning of Period	$ 26.18		$ 29.89	$ 21.04	$ 17.25	$ 19.27	$ 19.10

Loss From Investment Operations:
Net Investment Loss (a)	(0.27)		(0.53)	(0.51)	(0.27)	(0.19)	(0.33)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.54		(1.96)	10.89	4.06	(1.37)	1.08
Total from Investment Operations	1.27		(2.49)	10.38	3.79	(1.56)	0.75

Distributions:
Realized Gains	(0.35)		(1.22)	(1.53)	-	(0.46)	(0.58)
Total from Distributions	(0.35)		(1.22)	(1.53)	-	(0.46)	(0.58)

Net Asset Value, at End of Period	$ 27.10		$ 26.18	$ 29.89	$ 21.04	$ 17.25	$ 19.27

Total Return (b)	4.89%	(e)	(6.80)%	52.41%	21.97%	(8.18)%	4.07%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 10,848		$10,367	$11,178	$ 6,984	$ 7,587	$ 8,995

Ratio of Expenses to Average Net Assets	2.08%	(d)	2.10%	2.21%	2.65%	2.45%	2.36%
Ratio of Net Investment Loss to Average Net Assets	(2.07)%	(d)	(2.06)%	(2.13)%	(1.50)%	(1.09)%	(1.71)%

Portfolio Turnover (c)	7.60%	(e)	23.94%	42.85%	255.67%	116.66%	108.56%

(a) Per share net investment loss has been determined on the basis of average shares outstanding during the period.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return does not reflect load.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

(d) Annualized.

SPARROW GROWTH FUND - CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

(e) Not annualized.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND - CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	2/29/2020		8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015

Net Asset Value, at Beginning of Period	$ 24.50		$ 28.21	$ 20.03	$ 16.51	$ 18.55	$ 18.50

Loss From Investment Operations:
Net Investment Loss (a)	(0.31)		(0.62)	(0.61)	(0.32)	(0.26)	(0.41)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.43		(1.87)	10.32	3.84	(1.32)	1.04
Total from Investment Operations	1.12		(2.49)	9.71	3.52	(1.58)	0.63

Distributions:
Realized Gains	(0.35)		(1.22)	(1.53)	-	(0.46)	(0.58)
Total from Distributions	(0.35)		(1.22)	(1.53)	-	(0.46)	(0.58)

Net Asset Value, at End of Period	$ 25.27		$ 24.50	$ 28.21	$ 20.03	$ 16.51	$ 18.55

Total Return (b)	4.61%	(e)	(7.22)%	51.67%	21.32%	(8.61)%	3.55%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,715		$ 2,771	$ 1,968	$ 179	$ 476	$ 484

Ratio of Expenses to Average Net Assets	2.57%	(d)	2.60%	2.61%	3.19%	2.93%	2.85%
Ratio of Net Investment Loss to Average Net Assets	(2.57)%	(d)	(2.56)%	(2.55)%	(1.88)%	(1.55)%	(2.20)%

Portfolio Turnover (c)	7.60%	(e)	23.94%	42.85%	255.67%	116.66%	108.56%

(a) Per share net investment loss has been determined on the basis of average shares outstanding during the period.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

(d) Annualized.

SPARROW GROWTH FUND - CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

(e) Not annualized.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND - NO LOAD CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	2/29/2020		8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015

Net Asset Value, at Beginning of Period	$ 25.35		$ 28.93	$ 20.37	$ 16.66	$ 18.58	$ 18.40

Loss From Investment Operations:
Net Investment Loss (a)	(0.22)		(0.45)	(0.44)	(0.23)	(0.13)	(0.27)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.49		(1.91)	10.53	3.94	(1.33)	1.03
Total from Investment Operations	1.27		(2.36)	10.09	3.71	(1.46)	0.76

Distributions:
Realized Gains	(0.35)		(1.22)	(1.53)	-	(0.46)	(0.58)
Total from Distributions	(0.35)		(1.22)	(1.53)	-	(0.46)	(0.58)

Net Asset Value, at End of Period	$ 26.27		$ 25.35	$ 28.93	$ 20.37	$ 16.66	$ 18.58

Total Return (b)	5.05%	(e)	(6.57)%	52.72%	22.27%	(7.94)%	4.29%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 11,285		$ 10,016	$ 9,446	$ 4,214	$ 3,151	$ 2,955

Ratio of Expenses to Average Net Assets	1.74%	(d)	1.85%	1.94%	2.39%	2.18%	2.09%
Ratio of Net Investment Loss to Average Net Assets	(1.73)%	(d)	(1.81)%	(1.87)%	(1.29)%	(0.79)%	(1.43)%

Portfolio Turnover (c)	7.60%	(e)	23.94%	42.85%	255.67%	116.66%	108.56%

(a) Per share net investment loss has been determined on the basis of average shares outstanding during the period.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

(d) Annualized.

SPARROW GROWTH FUND - NO LOAD CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

(e) Not annualized.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 29, 2020 (UNAUDITED)

NOTE 1. ORGANIZATION

The Sparrow Growth Fund (the “Fund”) was organized as a series of the Sparrow Funds (the “Trust”) on July 14, 1998, and commenced operations on October 4, 1998. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 14, 1998 (the “Trust Agreement”). The Fund is diversified. The Fund’s investment objective is to provide long-term capital appreciation. The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Board has authorized three classes of shares: Class A shares, Class C shares, and No Load Class shares. Each class is subject to different expenses and a different sales charge structure. The investment advisor to the Fund is Sparrow Capital Management, Inc. (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies” including FASB Accounting Standards Update 2013-08.

Security Valuations - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes - The Fund’s policy is to continue to comply with requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized gains as dividends to its shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. As of and during the six months ended February 29, 2020, management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2016-2019), or expected to be taken in the Fund’s 2020 tax returns. The Fund identifies its major tax jurisdictions as U.S. federal and certain state tax authorities. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred.  As of and during the six months ended February 29, 2020, the Fund did not incur any interest or penalties.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

Dividends and Distributions - The Fund typically distributes to its shareholders as dividends substantially all of its net investment income and capital gains at least annually. These distributions, which are recorded on the ex-dividend date, are automatically reinvested in the Fund unless a shareholder requests cash distributions on the shareholder’s application or through a written request. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Due to permanent book to tax differences the following adjustments have been made by management.  Reclassifications have no effect on net assets, results of operations or net asset value per share of the Fund.

Paid In Capital	$ (350,172)
Accumulated Net Investment Loss	$ 350,172

The permanent differences were mainly due to net operating losses.

Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Sales Charges - With respect to Class A shares, there is a 5.75% maximum initial sales charge, except on purchases of $1 million or more, or on purchases by qualified retirement plans with at least 200 eligible employees. However, shares that are exempt from the initial sales charge will be subject to a contingent deferred sales charge (“CDSC”) of 1%, based on the lower of the shares’ cost or current net asset value (“NAV”), if the shares are redeemed within eighteen months of purchase. Purchasers of Class A shares may be entitled to sales charge reductions as described in the “Sales Charge Reduction and Waivers” section of the Prospectus.  With respect to No Load Class shares, there is no initial sales charge or CDSC.  Effective January 5, 2012, the Fund opened the Class C shares. There is no initial sales charge or CDSC associated with Class C shares.  Shareholders were charged $1,499 in sales charges for Class A shares during the six months ended February 29, 2020.

Allocation of Income and Expenses, Realized and Unrealized Capital Gains and Losses – Income, realized and unrealized capital gains and losses on investments, and Fund-wide expenses are allocated on a daily basis to each class of shares based upon their relative net assets. Class-specific expenses are charged directly to the respective share class.

Indemnifications - In the normal course of business, the Fund enters into contracts that contain general indemnification to other parties. The Fund’s maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund expects the risk of loss to be remote.

NOTE 3. SECURITIES VALUATIONS

All investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements - A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks) - Equity securities are generally valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price.  Generally, if the security is traded in an active market and is valued at the last sale price in an active market, the security is categorized as Level 1 within the fair value hierarchy.  When the security position is not considered to be part of an active market, or when the security is valued at the bid price, the position is generally categorized as Level 2 in the fair value hierarchy.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board and are categorized as Level 3 within the fair value hierarchy. Manually priced securities held by the Fund (if any) are reviewed by the Board on a quarterly basis.

Money market mutual funds (if any) are generally priced at the ending NAV provided by the service agent of the Fund.  These securities are categorized as Level 1 within the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of February 29, 2020:

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 24,861,724	$ -	$ -	$ 24,861,724
Money Market Fund	80,261	-	-	80,261
Total	$ 24,941,985	$ -	$ -	$ 24,941,985

The Fund did not hold any Level 2 or Level 3 assets during the six months ended February 29, 2020. For more detail on the investments in common stocks please refer to the Schedule of Investments. The Fund did not hold any derivative instruments at any time during the six months ended February 29, 2020. There were no transfers into or out of Level 1 or Level 2 during the six months ended February 29, 2020. The Fund considers transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

NOTE 4. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the terms of the management agreement between the Advisor and the Trust with respect to the Fund, the Advisor manages the Fund’s investments. The Fund pays the Advisor a management fee at the annual rate of 1.00% of the Fund’s average daily net assets. The Fund pays all of its operating expenses. For the six months ended February 29, 2020, the Advisor earned fees of $115,746 from the Fund. As of February 29, 2020, the Fund owed $20,645 to the Advisor. The President of the Advisor is also a Trustee of the Trust.

Rafferty Capital Markets, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Fund has adopted Distribution and Shareholder Servicing Plans (the “Plans”), with respect to Class A shares and Class C shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Effective December 31, 2019, the Fund eliminated its Plan for No Load Class Shares.

Under the Class A Plan, the Fund pays the Distributor an annual fee of up to 0.25% of the average daily net assets of the Fund invested in Class A shares to help defray the cost of distributing Class A shares. This amount will be paid to the Distributor, and will be used by the Distributor to compensate qualifying financial institutions (such as banks, brokers-dealers and other industry professionals) who sell Class A shares and provide distribution-related services to the Class A shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. The Fund also pays directly to the Advisor a Service Fee equal to 0.25% of the average daily net assets of the Fund invested in Class A shares. This amount will be used by the Advisor to compensate any entity, including registered broker-dealers, custodians, investment advisers, financial planners, 401(k) administrators, etc, that perform certain administrative or other servicing functions for the Fund’s Class A shareholders. During the six months ended February 29, 2020, there were no amounts retained by the Advisor.

Under the Class C Plan, the Fund pays an annual fee of 1.00% (0.25% for shareholder servicing and 0.75% for distribution) of the average daily net assets of the Fund invested in Class C shares. The Advisor will use these fees to compensate entities that perform certain administrative or other servicing functions for the Fund’s Class C shares, including registered broker-dealers, custodians, mutual fund platform sponsors, investment advisers, financial planners, 401(k) administrators, etc. During the six months ended February 29, 2020, there were no amounts retained by the Advisor.

Up until December 31, 2019, under the Plan for No Load Class Shares, the Fund paid the Distributor an annual fee of 0.25% of the average daily net assets of the No Load Class shares to help defray the cost of servicing the No Load Class shares. The Distributor used these fees to compensate with a “service fee” any entities that perform certain administrative or other servicing functions for the

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

Fund’s No Load Class shares, including registered broker-dealers, custodians, mutual fund platform sponsors, investment advisers, financial planners, 401(k) administrators, etc.

The Plans, other than Distributor Fees in Class A, are compensation plans, which means that the full 12b-1 fee payable under the respective Plan is paid to the Distributor irrespective of actual 12b-1 fees incurred. For the six months ended February 29, 2020, Class A incurred 12b-1 expenses of $25,991, Class C incurred 12b-1 expenses of $13,440, and No Load Class incurred 12b-1 expenses of $7,992.  At February 29, 2020, the Fund owed $39,914 in 12b-1 expenses.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended February 29, 2020, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases

Investment Securities                          $   2,086,845

Sales

Investment Securities                          $   1,762,234

NOTE 6. TAX MATTERS

As of February 29, 2020, the aggregate cost of securities for federal income tax purposes was $16,728,459.

As of February 29, 2020, the net unrealized appreciation of investments for tax purposes was as follows:

Gross Appreciation                             $  10,414,197

Gross (Depreciation)                              (2,200,671)

Net Appreciation on Investments *    $    8,213,526

The tax character of distributions paid during the six months ended February 29, 2020 and the year ended August 31, 2019, were as follows:

	February 29, 2020	August 31, 2019
Distributions paid from:
Ordinary Income	$ -	$ -
Capital Gains	$318,156	$1,014,711
Total	$318,156	$1,014,711

For the six months ended February 29, 2020, each share class paid a long-term gain distribution of $0.350095 per share, on December 20, 2019.

For the year ended August 31, 2019, each share class paid a long-term gain distribution of $1.221478 per share, on December 21, 2018.

As of August 31, 2019, the components of distributable earnings on a tax basis were as follows:

Undistributed Capital Gains	$ 318,155
Late Year Ordinary Losses	(310,916)
Net Unrealized Appreciation *	6,940,867
$ 6,948,106

* Differences between financial reporting basis and tax-basis are primarily attributable to wash sales.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

The Fund elected to defer to the year ended August 31, 2019, late year ordinary losses in the amount of $310,916.

NOTE 7. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

NOTE 8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Early adoption is permitted and the Fund has adopted ASU 2018-13 within these financial statements.

NOTE 9.  MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

SPARROW GROWTH FUND

EXPENSE ILLUSTRATION

FEBRUARY 29, 2020 (UNAUDITED)

 Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2019 through February 29, 2020.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).  Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds.  In addition, if these transactional costs were included, your cost could have been higher.

SPARROW GROWTH FUND

EXPENSE ILLUSTRATION (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

Sparrow Growth Fund Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2019	February 29, 2020	September 1, 2019 to February 29, 2020

Actual	$1,000.00	$1,048.89	$10.60
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.52	$10.42

* Expenses are equal to the Fund's annualized expense ratio of 2.08%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Sparrow Growth Fund Class C
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2019	February 29, 2020	September 1, 2019 to February 29, 2020

Actual	$1,000.00	$1,046.10	$13.07
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.08	$12.86

* Expenses are equal to the Fund's annualized expense ratio of 2.57%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Sparrow Growth Fund No Load
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2019	February 29, 2020	September 1, 2019 to February 29, 2020

Actual	$1,000.00	$1,050.50	$8.87
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.21	$8.72

* Expenses are equal to the Fund's annualized expense ratio of 1.74%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

SPARROW GROWTH FUND

ADDITIONAL INFORMATION

FEBRUARY 29, 2020 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ending June 30, are available without charge upon request by (1) calling the Fund at 1-888-727-3301 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT.  The Fund’s first and third fiscal quarters end on November 30 and May 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-PORT are available on the SEC’s website at http://sec.gov.  You may also obtain copies by calling the Fund at 1-888-727-3301.

SPARROW GROWTH FUND

ADDITIONAL INFORMATION (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

Trustees & Officers of the Trust

The following table provides information regarding each Trustee who is an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.

Name, Address* and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Gerald R. Sparrow** Age: 61	Trustee, President, Secretary, Treasurer, Chief Compliance Officer	Indefinite Term; Since inception.	Director and President of Sparrow Capital Management, Inc. (since 2004); General partner of Sparrow Fund L.P., an advisory company (since 2004).	1	None

*     Address of each officer is 211 N. Broadway, Suite 2080, St. Louis, MO 63102.

**   Mr. Sparrow is an “interested” person because he is the President of the Advisor.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.

Name, Address* and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Donald E. Hake Age: 57	Independent Trustee	Indefinite Term; since 2020.	Vice-President and Assistant Controller, Aegion Corporation, an infrastructure solutions company (from 2018 through present); Controller, Krey Distributing Co. (from 2016 through 2018); Corporate Controller and Treasurer, Huttig Building Products (from 2005 through 2017).	1	None
Donald D. Woodruff Age: 64	Independent Trustee	Indefinite Term; Since inception.	President of Robinson, Inc., a hearing aid retail company (from 1992 through present).	1	None

* Address of each Trustee is 211 N. Broadway, Suite 2080, St. Louis, MO 63102. Richard N.

Priest passed away on December 18, 2019.

TRUSTEES

Gerald R. Sparrow

Donald E. Hake

Donald D. Woodruff

OFFICERS

Gerald R. Sparrow, President, Chief Compliance Officer, Secretary and Treasurer

INVESTMENT ADVISOR

Sparrow Capital Management, Inc.

211 N. Broadway, Suite 2080

St. Louis, MO 63102

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, OH  43215

CUSTODIAN

US Bank, N.A.

425 Walnut St.

Cincinnati, OH 45202

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Additional information about the Trustees is available in the Fund's Statement of Additional Information which is available, without charge, upon request by calling (888) 727-3301.

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 4. Principal Accountant Fees and Services.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable – applies to closed-end funds only.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable – applies to closed-end funds only.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affliliated Purchasers.  Not applicable – applies to closed-end funds only.

Item 10.  Submission of Matters to a Vote of Security Holders.  Not applicable – the registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Securities Lending Activities for Closed-End Management Investment Companies.  Not applicable.

Item 13.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sparrow Funds

By /s/ Gerald Sparrow

*Gerald Sparrow

President

Date:  February 29, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gerald Sparrow

*Gerald Sparrow

President and Treasurer

Date:  February 29, 2020

* Print the name and title of each signing officer under his or her signature.